Changes in Equity and Earnings Per Share - Summary of Changes in Other Comprehensive Income Reserves (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Other comprehensive income/(loss)
Re-measurements of post-employment benefits		$ 3
Other comprehensive income/(loss)	$ (4,721)	2,882
Translation reserves [member]
Disclosure of information about changes in other comprehensive income reserves [line items]
Beginning balance	(30,180)	(34,677)
Other comprehensive income/(loss)
Exchange differences on translation of foreign operations (gains/(losses))	(4,558)	3,610
Other comprehensive income/(loss)	(4,558)	3,610
Ending balance	(34,738)	(31,067)
Hedging reserves [member]
Disclosure of information about changes in other comprehensive income reserves [line items]
Beginning balance	181	145
Other comprehensive income/(loss)
Cash flow hedges	326	(541)
Other comprehensive income/(loss)	326	(541)
Ending balance	507	(396)
Post- employment benefits [member]
Disclosure of information about changes in other comprehensive income reserves [line items]
Beginning balance	(1,155)	(1,021)
Other comprehensive income/(loss)
Re-measurements of post-employment benefits		3
Other comprehensive income/(loss)		3
Ending balance	(1,155)	(1,018)
OCI reserves [member]
Disclosure of information about changes in other comprehensive income reserves [line items]
Beginning balance	(31,155)	(35,553)
Other comprehensive income/(loss)
Exchange differences on translation of foreign operations (gains/(losses))	(4,558)	3,610
Cash flow hedges	326	(541)
Re-measurements of post-employment benefits		3
Other comprehensive income/(loss)	(4,232)	3,072
Ending balance	$ (35,387)	$ (32,481)